Unaudited Interim Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Net (loss) income	$ (10,177,483)	$ 345,861
Loss (gain) on deconsolidation of subsidiaries	7,579	(523,746)
Loss from equity method investment	8,924
Share-based compensation expenses	9,678,348
Depreciation and amortization	106,001	4,936
Amortization of right-of-use assets	3,743	3,726
Change in allowance for credit losses	(7)	(113,938)
Change in allowance for doubtful accounts		(13,681)
Deferred income taxes	193	187
Changes in operating assets and liabilities:
Account receivable	201,021	365,266
Advance to suppliers	(224,396)	(1,682,601)
Prepayments and other current assets	(8,975)	(61,872)
Other assets		(219,493)
Accounts payable	(128,259)	325,934
Taxes payable	(37,325)	17,551
Accruals and other liabilities	(53,267)	(25,594)
Operating lease liability	(7,607)	(7,469)
Net cash used in operating activities	(631,510)	(1,584,933)
Cash flows from investing activities
Purchase of property and equipment	(326,876)
Proceeds on disposal of of property and equipment		1,807
Collection of loans to third parties		9,677,257
Net cash (used in) provided by investing activities	(326,876)	9,679,064
Cash flows from financing activities
Issuance of ordinary shares		5,700,000
Proceeds from short-term loan		390,904
Repayments of short-term loan	(392,692)	(280,218)
Net cash (used in) provided by financing activities	(392,692)	5,810,686
Effect of foreign exchange rate on cash	41,347	(40,898)
Net (decrease) increase in cash	(1,309,731)	13,863,919
Cash at the beginning of the period	11,182,783	4,834,349
Cash at the end of the period	9,873,052	18,698,268
Supplemental disclosures of cash flow information:
Interest paid	367	12,720
Income taxes paid